Supplementary Quarterly Financial Data Narrative (Details)	Feb. 15, 2013
Common Class A [Member]
Class of Stock [Line Items]
Common Stock Number Of Beneficial Shareholders	1
Class B [Member]
Class of Stock [Line Items]
Common Stock Number Of Beneficial Shareholders	25,779